Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities and lease liabilities (non-financial liabilities) $ in Thousands	Dec. 31, 2022 USD ($)
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities and lease liabilities (non-financial liabilities) [Line Items]
Trade payables and accrued liabilities	$ 20,541
Long-term debt	49,832
Lease liabilities	21,690
Non-financial liabilities	92,063
2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities and lease liabilities (non-financial liabilities) [Line Items]
Trade payables and accrued liabilities	20,541
Long-term debt	45,747
Lease liabilities	4,333
Non-financial liabilities	70,621
2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities and lease liabilities (non-financial liabilities) [Line Items]
Trade payables and accrued liabilities
Long-term debt	4,085
Lease liabilities	3,587
Non-financial liabilities	7,672
2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities and lease liabilities (non-financial liabilities) [Line Items]
Trade payables and accrued liabilities
Long-term debt
Lease liabilities	2,493
Non-financial liabilities	2,493
2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities and lease liabilities (non-financial liabilities) [Line Items]
Trade payables and accrued liabilities
Long-term debt
Lease liabilities	2,408
Non-financial liabilities	2,408
2027 and thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities and lease liabilities (non-financial liabilities) [Line Items]
Trade payables and accrued liabilities
Long-term debt
Lease liabilities	8,869
Non-financial liabilities	$ 8,869